Maturity analysis of assets and liabilities (Tables)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Entity [Table]
Disclosure of maturity analysis for financial liabilities [text block]
31.12.22
USD bn
Due within

1 month
Due between

1 and 3
months
Due between

3 and 12
months
Due between

1 and 2 years
Due between

2 and 5 years
Due over

5 years
Perpetual /
Not
applicable Total
Financial liabilities recognized

on balance sheet
1
Amounts due to banks 6.3 2.6 1.9 0.3 0.6 0.0 11.7
Payables from securities financing

transactions
3.3 0.3 0.4 0.3 4.4
Cash collateral payables on derivative instruments 36.4 36.4
Customer deposits 463.1 28.5 24.5 8.0 2.4 0.3 526.9
Debt issued measured at amortized cost
2
6.8 9.4 24.8 14.4 37.9 28.0 11.9 133.4
Other financial liabilities measured at amortized cost 4.7 0.1 0.5 0.5 1.3 1.4 8.5 of which: lease liabilities
0.1 0.1 0.5 0.5 1.3 1.4 3.8
Total financial liabilities measured

at amortized cost
520.7 40.9 52.1 23.6 42.3 29.7 11.9 721.2
Financial liabilities at fair value held for trading
3, 4
29.5 29.5
Derivative financial instruments
3, 5
154.9 154.9
Brokerage payables designated at

fair value
45.1 45.1
Debt issued designated at fair value
6
9.4 12.4 16.1 19.7 7.1 18.8 83.4
Other financial liabilities designated at fair value 27.1 1.4 0.4 0.4 0.5 0.8 30.6
Total financial liabilities measured

at fair value through
profit or loss 266.0 13.8 16.4 20.0 7.6 19.6 343.5
Total 786.8 54.7 68.6 43.6 49.8 49.3 11.9 1,064.7
Guarantees, commitments

and forward starting transactions
Loan commitments
7
39.3 0.3 0.4 0.0 40.0
Guarantees 22.4 22.4
Forward starting transactions,

reverse repurchase and
securities borrowing agreements
7
3.8 3.8
Total 65.4 0.3 0.4 0.0 66.2

31.12.21
USD bn
Due within

1 month
Due between

1 and 3
months
Due between

3 and 12
months
Due between

1 and 2 years
Due between

2 and 5 years
Due over

5 years
Perpetual /
Not
applicable Total
Financial liabilities recognized

on balance sheet
1
Amounts due to banks 6.7 2.4 3.5 0.0 0.5 13.1
Payables from securities financing

transactions
3.8 0.3 1.6 0.0 5.7
Cash collateral payables on derivative instruments 31.8 31.8
Customer deposits 530.1 5.2 3.3 1.7 1.5 0.4 542.3
Debt issued measured at amortized cost
2
4.0 12.7 41.1 16.7 36.9 24.3 13.3 148.9
Other financial liabilities measured at amortized cost 4.5 0.1 0.5 0.6 1.3 1.6 8.4 of which: lease liabilities
0.1 0.1 0.5 0.6 1.3 1.6 4.0
Total financial liabilities measured

at amortized cost
580.9 20.8 49.9 19.0 40.3 26.2 13.3 750.2
Financial liabilities at fair value held for trading
3,4
31.7 31.7
Derivative financial instruments
3,5
121.3 121.3
Brokerage payables designated at

fair value
44.0 44.0
Debt issued designated at fair value
6
13.8 11.5 13.5 18.8 5.7 18.5 81.9
Other financial liabilities designated at fair value 28.1 0.4 0.5 0.2 0.2 1.1 30.5
Total financial liabilities measured

at fair value through
profit or loss
239.0 11.9 14.0 19.0 5.9 19.6 309.4
Total 819.8 32.7 63.9 38.0 46.1 45.9 13.3 1,059.6
Guarantees, commitments

and forward starting transactions
Loan commitments
7
38.3 0.5 0.7 0.0 39.5
Guarantees 21.2 21.2
Forward starting transactions,

reverse repurchase
and securities borrowing agreements
7
1.4 1.4
Total 60.9 0.5 0.7 0.0 62.1
1 Except for financial

liabilities at

fair value held

for trading

and derivative

financial instruments

(see footnote

3), the amounts

presented generally

represent undiscounted cash

flows of future

interest and

principal
payments.

2 The time-

bucket Perpetual

/ Not applicable

includes perpetual loss

-absorbing additional

tier 1 capital instruments.

3 Carrying amount is

fair value. Management

believes that this

best represents the
cash flows that would have to be paid if these positions

had to be settled or closed out.

4 Contractual maturities of financial

liabilities at fair value held for trading

are: USD
27.8 bn due within 1 month (31 December
2021: USD 30.8 bn), USD 1.7 bn due between 1 month and 1 year (31 December 2021: USD 0.9 bn) and USD 0 bn due between 1 and 5 years (31 December

2021: USD
0
bn).

5 Includes USD
46 m (31 December 2021:
USD 34
m) related to fair values

of derivative loan

commitments and

forward starting

reverse repurchase

agreements classified

as derivatives,

presented

within “Due within

1 month.” The

full contractual

committed
amount of USD 34.4 bn (31 December 2021: USD 36.0
bn) is presented in Note 10 under notional amounts.

6 Future interest payments

on variable-rate liabilities are determined

by reference to the applicable interest
rate prevailing as of the reporting

date. Future principal

payments that are variable

are determined by reference

to the conditions existing

at the relevant

reporting date.

7 Excludes derivative loan

commitments and
forward starting reverse repurchase

agreements measured

at fair value (see footnote 5).

Disclosure Of Maturity Analysis For Assets And Liabilities Explanatory
31.12.22
USD bn
Due within

1 month
Due between

1 and 3
months
Due between

3 and 12
months
Due between

1 and 2 years
Due between

2 and 5 years
Due over

5 years
Perpetual /
Not
applicable Total
Assets
Total financial assets measured at

amortized cost
1
422.6 28.7 34.4 78.7 70.4 92.7 727.6
Loans and advances to customers 139.4 16.3 28.3 74.9 55.5 72.9 387.2
Total financial assets measured at fair value through

profit or
loss 300.2 10.0 7.8 3.6 9.9 2.0 1.9 335.3
Financial assets at fair value not held for trading 24.6 10.0 7.8 3.6 9.9 2.0 1.9 59.8
Financial assets measured at fair value through

other
comprehensive income
1
0.3 0.9 0.9 0.1 0.0 0.0 2.2
Total non-financial assets 7.6 0.2 2.0 0.4 29.0 39.2
Total assets 730.7 39.6 43.4 82.4 82.3 95.1 31.0 1,104.4
Liabilities
Total financial liabilities measured at amortized

cost
521.9 40.0 49.6 20.5 35.1 23.4 11.1 701.5
Customer deposits 463.0 28.3 23.8 7.5 2.2 0.3 525.1
Debt issued measured at amortized cost 6.6 8.8 23.3 11.9 31.1 21.9 11.1 114.6 of which: non-subordinated fixed rate debt 3.1 4.0 13.2 7.6 28.4 21.9 78.1 of which: non-subordinated floating rate debt 1.5 4.8 10.1 1.9 2.2 0.0 20.5 of which: subordinated fixed-rate debt 2.0 2.4 0.5 11.1 16.0
Total financial liabilities measured at fair value

through
profit or loss
2
265.9 13.8 16.3 19.6 7.3 10.5 333.4
Debt issued designated at fair value 9.3 12.3 15.9 19.3 6.9 10.0 73.6 of which: non-subordinated fixed rate debt 0.5 2.3 5.6 3.6 2.0 3.4 17.4 of which: non-subordinated floating rate debt 8.8 10.0 10.3 15.7 4.9 6.6 56.2
Total non-financial liabilities 7.2 3.0 2.1 12.3
Total liabilities

795.1 56.7 65.9 40.1 42.4 33.9 13.2 1,047.1
Guarantees, loan commitments

and forward starting transactions
3
Loan commitments 39.3 0.3 0.4 0.0 40.0
Guarantees

22.4 22.4
Forward starting transactions,

reverse repurchase and
securities borrowing agreements 3.8 3.8
Total 65.4 0.3 0.4 0.0 66.2

31.12.21
USD bn
Due within
1 month
Due between
1 and 3
months
Due between
3 and 12
months
Due between
1 and 2 years
Due between
2 and 5 years
Due over
5 years
Perpetual /
Not
applicable Total
Assets
Total financial assets measured at amortized

cost
453.7 45.9 43.1 53.7 64.1 77.3 737.8
Loans and advances to customers 157.2 28.7 37.2 49.6 54.9 70.1

397.8
Total financial assets measured at fair value through

profit or
loss 300.5 5.8 8.1 5.2 7.1 2.5 1.8 330.9
Financial assets at fair value not held for trading 29.7 5.8 8.1 5.2 7.1 2.5 1.8 60.1
Financial assets measured at fair value through

other
comprehensive income 0.1 0.4 0.7 0.1 0.4 7.1 8.8
Total non-financial assets 7.7 0.5 0.1 0.2 1.4 0.3 29.4 39.7
Total assets 761.9 52.6 52.0 59.2 73.0 87.2 31.2 1,117.2
Liabilities
Total financial liabilities measured at amortized

cost
581.6 20.1 48.4 17.0 35.6 24.4 13.5 740.6
Customer deposits 530.1 5.2 3.2 1.6 1.5 0.3 542.0
Debt issued measured at amortized cost 3.7 12.1 39.8 14.9 32.5 22.7 13.5 139.2 of which: non-subordinated fixed rate debt 3.7 10.8 28.8 10.6 26.0 22.7 102.6 of which: non-subordinated floating rate debt 1.3 9.0 4.3 3.3 17.9 of which: subordinated fixed-rate debt 2.0 3.1 13.5 18.6
Total financial liabilities measured at fair value

through
profit or loss
2
237.7 12.0 14.7 18.8 5.6 12.2 300.9
Debt issued designated at fair value 12.5 11.6 14.1 18.6 5.4 11.5 73.8 of which: non-subordinated fixed rate debt 0.8 1.2 2.9 1.2 1.3 4.8 12.2 of which: non-subordinated floating rate debt 11.7 10.3 11.2 17.4 4.2 6.8 61.6
Total non-financial liabilities 9.3 3.0 2.4 14.7
Total liabilities

828.6 35.1 63.0 35.8 41.2 36.6 15.9 1,056.2
Guarantees, loan commitments

and forward starting transactions
3
Loan commitments 38.3 0.5 0.7 0.0 39.5
Guarantees 21.2 21.2
Forward starting transactions,

reverse repurchase and
securities borrowing agreements 1.4 1.4
Total 60.9 0.5 0.7 0.0 0.0 0.0 0.0 62.1
1 Effective 1 April 2022, a

portfolio of assets previously

classified as Financial

assets measured at fair

value through other

comprehensive income

was reclassified to Other

financial assets measured at

amortized cost.
Refer to Note

1b for more information.

2 As of

31 December 2022

and 31 December 2021,

the contractual

redemption amount

at maturity

of debt issued

designated at fair

value through

profit or loss

and other
financial liabilities measured at fair value through

profit or loss was not materially different from the carrying amount.

3 The notional amounts associated

with derivative loan commitments,

as well as forward starting
repurchase and reverse

repurchase agreements,

measured at fair

value through

profit or loss

are presented

together with

notional amounts

related to

derivative instruments

and have been

excluded from

the table
above. Refer to Note 10

for more information.

UBS AG
Entity [Table]
Disclosure of maturity analysis for financial liabilities [text block]
31.12.22
USD bn
Due within

1 month
Due between

1 and 3
months
Due between

3 and 12
months
Due between

1 and 2 years
Due between

2 and 5 years
Due over

5 years
Perpetual /
Not
applicable Total
Financial liabilities recognized

on balance sheet
1
Amounts due to banks 6.3 2.6 1.9 0.3 0.6 0.0 11.7
Payables from securities financing

transactions
3.3 0.3 0.4 0.3 0.0 4.4
Cash collateral payables on derivative instruments 36.4 36.4
Customer deposits 464.6 28.8 24.5 8.2 2.6 0.3 529.0
Funding from UBS Group AG
2
2.2 0.6 1.2 6.8 27.6 21.2 12.7 72.3
Debt issued measured at amortized cost 4.6 8.9 23.7 7.8 10.8 6.9 62.8
Other financial liabilities measured at amortized cost 5.6 0.1 0.4 0.5 1.2 1.3 9.2 of which: lease liabilities
0.1 0.1 0.4 0.5 1.2 1.3 3.7
Total financial liabilities measured

at amortized cost
3, 5
523.1 41.2 52.2 24.0 42.8 29.8 12.7 725.8
Financial liabilities at fair value held for trading
3, 4
29.5 29.5
Derivative financial instruments
3, 5
154.9 154.9
Brokerage payables designated at

fair value
45.1 45.1
Debt issued designated at fair value
6
9.4 12.4 16.0 19.7 7.1 12.3 76.8
Other financial liabilities designated at fair value 27.1 1.4 0.4 0.4 0.5 5.0 34.8
Total financial liabilities measured

at fair value through
profit or loss 266.0 13.8 16.4 20.0 7.5 17.3 341.1
Total 789.2 55.0 68.6 44.0 50.3 47.1 12.7 1,066.9
Guarantees, commitments

and forward starting transactions
Loan commitments
7
39.3 0.3 0.4 0.0 40.0
Guarantees 22.4 22.4
Forward starting transactions,

reverse repurchase and
securities borrowing agreements
7
3.8 3.8
Total 65.4 0.3 0.4 0.0 66.2

31.12.21
USD bn
Due within

1 month
Due between

1 and 3
months
Due between

3 and 12
months
Due between

1 and 2 years
Due between

2 and 5 years
Due over

5 years
Perpetual /
Not
applicable Total
Financial liabilities recognized

on balance sheet
1
Amounts due to banks

6.7 2.4 3.5 0.0 0.5 13.1
Payables from securities financing

transactions
3.8 0.3 1.6 0.0

5.7
Cash collateral payables on derivative instruments 31.8

31.8
Customer deposits 531.0 6.6 3.3 2.0 1.9 0.4 545.1
Funding from UBS Group AG
2
0.2 3.3 2.3 7.8 21.1 16.9 13.7 65.3
Debt issued measured at amortized cost 3.8 9.4 38.8 9.0 16.1 7.6 84.7
Other financial liabilities measured at amortized cost 5.3 0.1 0.4 0.6 1.2 1.5

9.1
of which: lease liabilities 0.1 0.1 0.4 0.6 1.2 1.5 3.9
Total financial liabilities measured

at amortized cost
582.6 22.1 49.9 19.4 40.8 26.4 13.7 754.8
Financial liabilities at fair value held for trading
3,4
31.7

31.7
Derivative financial instruments
3,5
121.3

121.3
Brokerage payables designated at

fair value
44.0

44.0
Debt issued designated at fair value
6
13.8 11.5 13.5 18.8 5.6 12.5 75.9
Other financial liabilities designated at fair value 28.1 0.4 0.5 0.2 0.2 7.1

36.5
Total financial liabilities measured

at fair value through
profit or loss
239.0 11.9 14.0 19.0 5.8 19.6 309.4
Total

821.6 34.0 63.9 38.4 46.6 45.9 13.7 1,064.2
Guarantees, commitments

and forward starting transactions
Loan commitments
7
38.3 0.5 0.7 0.0

39.5
Guarantees 21.2

21.2
Forward starting transactions,

reverse repurchase
and securities borrowing agreements
7
1.4

1.4
Total

60.9 0.5 0.7 0.0 62.1
1 Except for financial

liabilities at fair

value held for

trading and derivative

financial instruments

(see footnote 3),

the amounts

presented generally represent

undiscounted cash

flows of future interest

and principal
payments.

2 The time-

bucket Perpetual

/ Not applicable includes

perpetual loss-absorbing

additional tier 1 capital

instruments.

3 Carrying amount

is fair value. Management

believes that this best

represents the
cash flows that would have to be paid if these positions had to be settled or closed out.

4 Contractual maturities of financial

liabilities at fair value held for trading are: USD
27.8 bn due within 1 month (31 December
2021: USD 30.8 bn), USD 1.7
bn due between

1 month and

1 year (31

December 2021:

USD
0.9 bn) and USD 0
bn due between

1 and

5 years (31

December 2021:

USD
0
bn).

5 Includes

USD
46 m (31 December
2021: USD 34
m) related

to fair

values

of derivative

loan commitments

and forward

starting reverse

repurchase

agreements classified

as derivatives,

presented within

“Due within

1 month.”

The full

contractual
committed amount

of USD
34.4
bn (31 December

2021: USD
36.0
bn) is

presented in

Note 10

under notional

amounts.

6 Future

interest

payments on

variable-rate

liabilities are

determined by

reference to

the
applicable interest rate prevailing

as of the reporting date. Future principal

payments that are variable

are determined by reference to the conditions

existing at the relevant reporting

date.

7 Excludes derivative loan
commitments and forward starting

reverse repurchase agreements

measured at fair value (see

footnote 5).

Disclosure Of Maturity Analysis For Assets And Liabilities Explanatory
31.12.22
USD bn
Due within

1 month
Due between

1 and 3
months
Due between

3 and 12
months
Due between

1 and 2 years
Due between

2 and 5 years
Due over

5 years
Perpetual /
Not
applicable Total
Assets
Total financial assets measured at amortized

cost
1
425.2 28.7 34.5 78.8 70.5 92.8 730.4
Loans and advances to customers 141.9 16.3 28.3 74.9 55.6 73.0 390.0
Total financial assets measured at fair value through

profit or
loss
300.4 10.0 7.8 3.6 9.9 2.0 1.5 335.1
Financial assets at fair value not held for trading 24.6 10.0 7.8 3.6 9.9 2.0 1.5 59.4
Financial assets measured at fair value through

other
comprehensive income
1
0.3 0.9 0.9 0.1 0.0 0.0 2.2
Total non-financial assets 7.1 0.2 2.0 0.4 28.0 37.7
Total assets 732.9 39.5 43.4 82.4 82.4 95.1 29.6 1,105.4
Liabilities
Total financial liabilities measured at amortized

cost
524.3 40.2 49.6 20.7 35.2 23.5 11.8 705.4
Customer deposits 464.5 28.5 23.8 7.7 2.3 0.3 527.2
Funding from UBS Group AG 2.0 4.8 21.2 16.3 11.8 56.1
Debt issued measured at amortized cost 4.6 8.8 23.3 7.2 10.0 5.7 59.5 of which: non-subordinated fixed rate debt 3.1 4.0 13.2 2.8 7.8 5.7 36.6 of which: non-subordinated floating rate debt 1.5 4.8 10.1 1.9 1.6 19.9 of which: subordinated fixed-rate debt 2.4 0.5 3.0
Total financial liabilities measured at fair value

through
profit or loss
2
265.9 13.8 16.3 19.6 7.3 10.5 333.4
Debt issued designated at fair value 9.3 12.3 15.9 19.3 6.9 8.2 71.8 of which: non-subordinated fixed rate debt 0.5 2.3 5.6 3.6 2.0 1.6 15.6 of which: non-subordinated floating rate debt 8.8 10.0 10.3 15.7 4.9 6.6 56.2
Total non-financial liabilities 6.7 2.6 0.5 9.7
Total liabilities

796.9 56.5 65.9 40.4 42.5 34.0 12.3 1,048.5
Guarantees, loan commitments

and forward starting transactions
3
Loan commitments 39.3 0.3 0.4 0.0 40.0
Guarantees 22.4 22.4
Forward starting transactions,

reverse repurchase and
securities borrowing agreements
3.8 3.8
Total 65.4 0.3 0.4 0.0 66.2

31.12.21
USD bn
Due within
1 month
Due between
1 and 3
months
Due between
3 and 12
months
Due between
1 and 2 years
Due between
2 and 5 years
Due over
5 years
Perpetual /
Not
applicable Total
Assets
Total financial assets measured at amortized

cost
454.3 45.6 43.2 53.7 64.2 77.6 738.6
Loans and advances to customers 157.8 28.5 37.3 49.7 55.1 70.3

398.7
Total financial assets measured at fair value through

profit or
loss 300.7 5.8 8.1 5.2 7.1 2.5 1.4 330.7
Financial assets at fair value not held for trading 29.7 5.8 8.1 5.2 7.1 2.5 1.4 59.6
Financial assets measured at fair value through

other
comprehensive income 0.1 0.4 0.7 0.1 0.4 7.1 8.8
Total non-financial assets 7.3 0.5 0.1 0.2 1.4 0.3 28.2 38.0
Total assets

762.3 52.3 52.1 59.3 73.2 87.5 29.5 1,116.1
Liabilities
Total financial liabilities measured at amortized

cost
583.3 21.5 48.4 17.3 36.0 24.7 13.7 744.8
Customer deposits 531.0 6.5 3.2 1.9 1.8 0.3 544.8
Funding from UBS Group AG 0.0 2.8 1.4 6.3 17.0 16.1 13.7 57.3
Debt issued measured at amortized cost 3.7 9.3 38.4 8.7 15.5 6.9 82.4 of which: non-subordinated fixed rate debt 3.7 8.4 27.4 6.6 9.0 6.9 62.0 of which: non-subordinated floating rate debt 0.0 0.8 9.0 2.1 3.3 15.2 of which: subordinated fixed-rate debt 2.0 3.1 5.2
Total financial liabilities measured at fair value

through
profit or loss
2
238.1 12.0 14.7 18.8 5.6 11.8 300.9
Debt issued designated at fair value 12.5 11.6 14.1 18.6 5.4 9.2 71.5 of which: non-subordinated fixed rate debt 0.8 1.2 2.9 1.2 1.3 2.4 9.8 of which: non-subordinated floating rate debt 11.7 10.3 11.2 17.4 4.2 6.8 61.6
Total non-financial liabilities 8.7 2.6 0.7 12.0
Total liabilities 830.0 36.0 63.0 36.2 41.6 36.5 14.4 1,057.7
Guarantees, loan commitments

and forward starting transactions
3
Loan commitments 38.3 0.5 0.7 0.0 39.5
Guarantees 21.2 21.2
Forward starting transactions,

reverse repurchase and
securities borrowing agreements 1.4 1.4
Total 60.9 0.5 0.7 0.0 62.1
1 Effective 1 April 2022, a portfolio of

assets previously classified as Financial

assets measured at fair value

through other

comprehensive income was

reclassified to Other financial

assets measured at amortized cost.
Refer to Note 1b for

more information.

2 As of 31 December

2022 and 31

December 2021,

the contractual redemption

amount at maturity

of debt issued

designated at fair

value through profit

or loss and other
financial liabilities

measured at fair

value through

profit or

loss was

not materially

different from

the carrying

amount.

3 The

notional amounts

associated

with derivative

loan commitments,

as well

as forward
starting repurchase and reverse repurchase

agreements, measured

at fair value through

profit or loss are presented

together with

notional amounts related to derivative

instruments and have

been excluded from the
table above. Refer to Note 10

for more information.